Operations - Liquidity (Details) ¥ in Thousands, $ in Thousands, $ in Billions	1 Months Ended						12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Mar. 31, 2021 shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)
Issuance of preferred shares
Net losses							¥ (7,507,653)	$ (1,088,507)	¥ (6,808,739)			¥ (3,054,017)
Net cash (used in)/provided by operating activities							(3,911,400)	$ (567,097)	(2,647,008)			753,103
Accumulated deficit							¥ (21,479,900)		(13,971,304)					$ (3,114,288)
Net proceeds from the offering, after deducting offerings expenses | ¥									19,288,423			2,817,458
Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Net proceeds from the offering, after deducting offerings expenses												2,817,500	$ 399,400
Proceeds from issuance of Long-term Debt, net of issuance cost				¥ 5,594,800	$ 786,100							¥ 5,594,800	$ 786,100
Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Issuance of preferred shares
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 10,100,000	$ 1,576,600							10,100,000	$ 1,576,600
Class Z Ordinary Shares
Issuance of preferred shares
Ordinary shares, issued (in shares)			28,750,000			17,310,696
Net proceeds from the offering, after deducting offerings expenses									¥ 19,300,000		$ 22.9
Class Z Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Ordinary shares, issued (in shares)												17,310,696	17,310,696